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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM 24F-2
                      ANNUAL NOTICE OF SECURITIES SOLD
                           PURSUANT TO RULE 24F-2

1.        Name and address of issuer:

                  General American Capital Company
                  700 Market St.
                  St. Louis, MO  63101

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                  S&P 500 Index Fund
                  Money Market Fund
                  Bond Index Fund
                  Managed Equity Fund
                  Asset Allocation Fund
                  International Index Fund
                  Mid-Cap Equity Fund
                  Small-Cap Equity Fund

3.        Investment Company Act File Number:
                  811-4900
          Securities Act File Number:
                  33-10145

4(a).     Last day of fiscal year for which this Form is filed:
                  12/31/02

4(b).     / /     Check box if this Form is being filed late (i.e., more than
                  90 calendar days after the end of the issuer's fiscal year).
                  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     / /     Check box if this is the last time the issuer will be filing this Form.



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5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):        $880456954
                                                                    ----------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:               $890054037
                                                                    ----------

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending
                  no earlier than October 11, 1995 that were not
                  previously used to reduce registration fees
                  payable to the Commission:                        $213157144
                                                                    ----------

         (iv)     Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                        -$1103211181
                                                                   -----------

         (v)      Net sales -- if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                              N/A
                                                                           ---

         (vi)     Redemption credits available for use in
                  future years--if Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                     $(222754227)
                                                                  ------------

         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9):                        x .0000809
                                                                    - --------

         (viii)   Registration fee due [multiply Item 5(v) by
                  Item 5(vii)] (enter "0" if no fee is due):               = 0
                                                                             -

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units
                        ---
         that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A
                           ---

7.       Interest due -- if this Form is being filed more than 90 days
         after the end of the issuer's fiscal year (see Instruction D):    = 0
                                                                             -

8.       Total of the amount of the registration fee due plus any
         interest due [line 5(viii) plus line 7]:                          = 0
                                                                             -

                                       2

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9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository: N/A
                  Method of Delivery:
                                    Wire Transfer
                                    Mail or other means


                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By: Tim Klopfenstein, Vice President          By: Michelle Zarilli, Director


Date: 03/20/2003

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